Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Sales	$ 1,261,578	$ 1,172,601	$ 3,637,923	$ 3,314,663	$ 4,597,730	$ 4,135,561
Cost of sales	1,085,953	883,143	2,507,991	2,679,821	3,496,817	2,732,525
Gross profit	175,625	289,458	1,129,932	634,842	1,100,913	1,403,036
Operating Expenses
Research and development and patents	909,653	656,764	2,741,200	2,558,648	3,765,028	3,732,056
General and administrative	1,328,996	1,374,095	4,304,505	4,036,784	5,250,715	5,847,518
Amortization and depreciation	52,306	54,767	160,087	164,833	219,600	202,249
Foreign exchange loss	22,165	48,156	50,608	36,717	61,921	48,175
Total operating expenses	2,313,120	2,133,782	7,256,400	6,796,982	9,297,264	9,829,998
Other Income (Expense)
Interest and other income	16,565	121,458	104,195	424,261	527,901	492,440
Finance expense			(351,549)
Loss before income taxes	(2,120,930)	(1,722,866)	(6,373,822)	(5,737,879)	(7,668,450)	(7,934,522)
Tax expense					(7,100)	(13,100)
Net loss for the period	$ (2,120,930)	$ (1,722,866)	$ (6,373,822)	$ (5,737,879)	$ (7,675,550)	$ (7,947,622)
Net loss per share for the year
Basic (in Dollars per share)	$ (1.94)	$ (3.58)	$ (7.93)	$ (16.48)	$ (20.14)	$ (64.92)
Diluted (in Dollars per share)	$ (1.94)	$ (3.58)	$ (7.93)	$ (16.48)	$ (20.14)	$ (64.92)
Weighted average outstanding common shares
Basic (in Shares)	1,095,973	480,649	803,909	348,097	381,053	122,422
Diluted (in Shares)	1,095,973	480,649	803,909	348,097	381,053	122,422